Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
April 30, 2023
O2T-NPRT3-0623
1.951016.110
Common Stocks - 96.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 0.6%
International Games Systems Co. Ltd.	196,000	3,420,638
Warner Bros Discovery, Inc.	894,700	12,176,867
		15,597,505
Interactive Media & Services - 0.6%
Cars.com, Inc. (a)	844,600	16,528,822
Media - 0.9%
Comcast Corp. Class A	211,400	8,745,618
Nexstar Broadcasting Group, Inc. Class A	40,600	7,042,070
Pico Far East Holdings Ltd.	10,600,000	1,787,403
Reach PLC	2,397,800	2,546,353
Thryv Holdings, Inc. (a)	223,859	5,027,873
		25,149,317
TOTAL COMMUNICATION SERVICES		57,275,644
CONSUMER DISCRETIONARY - 15.8%
Automobile Components - 2.6%
Adient PLC (a)	711,300	26,275,422
Brembo SpA	25,000	366,657
Cie Automotive SA	274,100	8,251,481
DaikyoNishikawa Corp.	303,553	1,519,727
IJTT Co. Ltd.	636,396	2,476,237
Lear Corp.	95,900	12,242,594
Patrick Industries, Inc.	275,200	18,886,976
		70,019,094
Automobiles - 0.4%
Harley-Davidson, Inc.	264,600	9,816,660
Broadline Retail - 0.9%
B&M European Value Retail SA	1,499,900	9,042,342
Big Lots, Inc. (b)	1,100,000	9,889,000
Europris ASA (c)	616,426	4,410,459
		23,341,801
Distributors - 0.5%
Autohellas SA	905,840	12,776,257
Harima-Kyowa Co. Ltd.	87,400	1,089,714
		13,865,971
Diversified Consumer Services - 0.4%
H&R Block, Inc.	244,100	8,277,431
Heian Ceremony Service Co. Ltd.	254,900	1,372,017
		9,649,448
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	229,200	9,149,664
Ruth's Hospitality Group, Inc. (b)	825,000	13,332,000
		22,481,664
Household Durables - 2.9%
Ace Bed Co. Ltd.	140,370	3,374,591
D.R. Horton, Inc.	145,400	15,967,828
Helen of Troy Ltd. (a)(b)	193,100	19,375,654
Tempur Sealy International, Inc.	541,200	20,278,764
TopBuild Corp. (a)	84,700	19,098,156
		78,094,993
Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.	160,600	10,201,312
Arcland Sakamoto Co. Ltd.	525,000	5,946,163
AutoZone, Inc. (a)	5,700	15,180,867
Dick's Sporting Goods, Inc.	171,100	24,811,211
Foot Locker, Inc. (b)	301,500	12,659,985
JD Sports Fashion PLC	4,807,700	9,730,765
Jumbo SA	357,100	8,223,909
Maisons du Monde SA (c)	251,500	2,646,571
Mr. Bricolage SA (a)	233,594	2,110,657
Sally Beauty Holdings, Inc. (a)	725,200	10,319,596
The Hour Glass Ltd.	1,753,400	2,740,779
Tokatsu Holdings Co. Ltd.	69,594	182,471
Williams-Sonoma, Inc. (b)	134,600	16,291,984
		121,046,270
Textiles, Apparel & Luxury Goods - 2.7%
Best Pacific International Holdings Ltd.	11,435,822	1,626,815
Capri Holdings Ltd. (a)	169,800	7,046,700
Crocs, Inc. (a)	93,600	11,575,512
Kontoor Brands, Inc. (b)	389,500	17,593,715
Levi Strauss & Co. Class A (b)	592,600	8,568,996
PVH Corp.	195,200	16,750,112
Wolverine World Wide, Inc.	534,996	8,955,833
		72,117,683
TOTAL CONSUMER DISCRETIONARY		420,433,584
CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Jinro Distillers Co. Ltd.	216,634	2,747,991
Consumer Staples Distribution & Retail - 3.5%
Acomo NV	207,900	5,108,596
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,200	11,938,373
BJ's Wholesale Club Holdings, Inc. (a)	131,700	10,057,929
Daiichi Co. Ltd.	65,400	386,709
MARR SpA	750,000	11,735,235
OM2 Network Co. Ltd.	129,500	1,170,235
Sprouts Farmers Market LLC (a)(b)	1,306,100	45,269,426
Walgreens Boots Alliance, Inc.	219,500	7,737,375
		93,403,878
Food Products - 0.1%
LDC SA	8,650	1,086,584
S Foods, Inc.	68,100	1,515,109
		2,601,693
Household Products - 0.0%
Transaction Co. Ltd.	32,500	411,020
Personal Care Products - 0.3%
Sarantis SA	1,117,484	8,841,133
TOTAL CONSUMER STAPLES		108,005,715
ENERGY - 6.8%
Energy Equipment & Services - 0.2%
Liberty Oilfield Services, Inc. Class A	384,200	4,921,602
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (a)(b)	1,320,200	30,351,398
Chord Energy Corp.	151,100	21,506,063
Civitas Resources, Inc.	198,408	13,700,072
Diamondback Energy, Inc. (b)	118,100	16,793,820
Enterprise Products Partners LP	334,000	8,787,540
Ovintiv, Inc. (b)	712,000	25,688,960
PDC Energy, Inc.	211,500	13,758,075
Range Resources Corp.	887,700	23,479,665
Southwestern Energy Co. (a)	1,647,000	8,547,930
TotalEnergies SE sponsored ADR	201,083	12,855,236
		175,468,759
TOTAL ENERGY		180,390,361
FINANCIALS - 14.2%
Banks - 6.8%
Associated Banc-Corp.	968,845	17,274,506
Bar Harbor Bankshares	183,272	4,545,146
Cadence Bank	344,100	6,957,702
Camden National Corp.	44,343	1,416,759
Community Trust Bancorp, Inc.	58,500	2,106,585
F & M Bank Corp.	128,594	2,816,209
First Bancorp, Puerto Rico	540,800	6,354,400
First Foundation, Inc.	98,092	616,999
FNB Corp., Pennsylvania	497,000	5,705,560
Greene County Bancorp, Inc. (b)	240,400	4,940,220
Nicolet Bankshares, Inc. (a)	79,800	4,573,338
Plumas Bancorp (b)	132,207	5,064,850
QCR Holdings, Inc.	237,500	9,832,500
Southern Missouri Bancorp, Inc.	131,700	4,778,076
Synovus Financial Corp.	457,300	14,084,840
United Community Bank, Inc.	526,400	13,107,360
Washington Trust Bancorp, Inc.	168,900	4,747,779
Webster Financial Corp.	383,700	14,312,010
Wells Fargo & Co.	1,380,800	54,886,799
West Bancorp., Inc.	252,500	4,350,575
		182,472,213
Capital Markets - 2.4%
Federated Hermes, Inc.	363,100	15,028,709
Lazard Ltd. Class A	477,600	14,948,880
LPL Financial	51,700	10,797,028
Raymond James Financial, Inc.	222,200	20,115,766
Van Lanschot Kempen NV (Bearer)	94,300	2,862,698
		63,753,081
Consumer Finance - 1.7%
Aeon Credit Service (Asia) Co. Ltd.	6,708,000	4,533,407
Discover Financial Services	322,232	33,341,345
OneMain Holdings, Inc.	218,700	8,391,519
		46,266,271
Financial Services - 0.6%
FleetCor Technologies, Inc. (a)	65,800	14,075,936
Zenkoku Hosho Co. Ltd.	42,500	1,562,051
		15,637,987
Insurance - 2.7%
ASR Nederland NV	106,100	4,657,758
First American Financial Corp.	102,500	5,905,025
NN Group NV	123,501	4,595,616
Primerica, Inc.	30,700	5,603,057
Reinsurance Group of America, Inc.	173,200	24,649,824
Selective Insurance Group, Inc.	169,500	16,327,935
Talanx AG	193,600	9,719,216
		71,458,431
TOTAL FINANCIALS		379,587,983
HEALTH CARE - 12.9%
Biotechnology - 2.4%
Amgen, Inc.	83,500	20,018,290
Gilead Sciences, Inc.	244,200	20,075,682
Regeneron Pharmaceuticals, Inc. (a)	14,690	11,778,295
United Therapeutics Corp. (a)	48,100	11,069,253
		62,941,520
Health Care Equipment & Supplies - 0.6%
Envista Holdings Corp. (a)	380,200	14,633,898
InBody Co. Ltd.	27,900	580,122
Value Added Technology Co. Ltd.	55,500	1,603,496
		16,817,516
Health Care Providers & Services - 9.1%
Centene Corp. (a)	390,900	26,944,737
Cigna Group	109,100	27,633,939
Elevance Health, Inc.	70,900	33,227,285
Humana, Inc.	52,400	27,797,676
Laboratory Corp. of America Holdings	87,500	19,837,125
Quest Diagnostics, Inc.	82,600	11,465,706
Sinopharm Group Co. Ltd. (H Shares)	3,877,437	13,734,961
UnitedHealth Group, Inc.	98,100	48,274,029
Universal Health Services, Inc. Class B	215,400	32,385,390
		241,300,848
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	31,800	6,127,542
Pharmaceuticals - 0.6%
Genomma Lab Internacional SA de CV	2,000,000	1,661,893
Jazz Pharmaceuticals PLC (a)	86,800	12,192,796
Sanofi SA	18,500	1,993,713
		15,848,402
TOTAL HEALTH CARE		343,035,828
INDUSTRIALS - 19.4%
Aerospace & Defense - 1.1%
Cadre Holdings, Inc. (b)	771,900	16,256,214
Huntington Ingalls Industries, Inc.	65,700	13,249,062
Leonardo DRS, Inc. (a)	43,500	654,675
		30,159,951
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	124,500	3,383,020
Hamakyorex Co. Ltd.	95,200	2,435,912
		5,818,932
Building Products - 2.2%
Builders FirstSource, Inc. (a)	279,700	26,507,169
Euro Ceramics Ltd. (a)(d)	5,000	64
Hayward Holdings, Inc. (a)(b)	1,296,400	15,608,656
KVK Corp.	2,509	27,386
Masonite International Corp. (a)	191,800	17,532,438
		59,675,713
Commercial Services & Supplies - 0.5%
Civeo Corp. (a)(b)	192,958	3,714,442
VSE Corp. (b)	225,600	9,540,624
		13,255,066
Construction & Engineering - 1.0%
Boustead Singapore Ltd.	2,656,200	1,603,727
Bowman Consulting Group Ltd. (a)	79,500	2,369,100
EMCOR Group, Inc.	123,600	21,135,600
Kawasaki Setsubi Kogyo Co. Ltd.	86,383	334,292
Watanabe Sato Co. Ltd.	47,900	873,270
		26,315,989
Electrical Equipment - 1.4%
Acuity Brands, Inc.	95,400	15,014,052
AQ Group AB	334,215	13,329,426
GrafTech International Ltd.	1,617,700	7,619,367
		35,962,845
Ground Transportation - 0.3%
Stef SA	65,760	7,622,891
Machinery - 3.5%
Crane Co. (b)	264,400	19,055,308
Crane Nxt Co. (b)	264,400	12,521,984
Daiwa Industries Ltd.	598,600	6,322,838
Estic Corp.	45,790	308,265
Fujimak Corp.	263,000	1,342,403
Hillenbrand, Inc.	293,538	13,391,204
Hy-Lok Corp.	17,000	271,571
ITT, Inc.	230,100	19,429,644
JOST Werke AG (c)	113,400	6,260,269
Miller Industries, Inc.	17,500	570,500
Oshkosh Corp.	112,700	8,623,804
TK Group Holdings Ltd.	16,533,000	3,580,849
Tocalo Co. Ltd.	154,600	1,451,881
		93,130,520
Passenger Airlines - 0.2%
Jet2 PLC	420,007	6,471,365
Professional Services - 4.9%
Altech Corp.	35,953	678,935
ASGN, Inc. (a)	18,032	1,290,911
Barrett Business Services, Inc.	42,300	3,536,703
CACI International, Inc. Class A (a)	82,800	25,942,896
Concentrix Corp.	266,800	25,748,868
E-Credible Co. Ltd.	62,400	750,319
Genpact Ltd.	574,900	25,611,795
KBR, Inc.	461,800	26,197,914
Maximus, Inc.	66,166	5,534,786
Quick Co. Ltd.	93,627	1,231,819
Verra Mobility Corp. (a)(b)	756,900	12,829,455
Will Group, Inc.	102,800	805,757
		130,160,158
Trading Companies & Distributors - 4.1%
AerCap Holdings NV (a)	70,400	3,967,744
Alligo AB (B Shares)	357,987	3,993,517
Beacon Roofing Supply, Inc. (a)	221,400	13,323,852
Core & Main, Inc. (a)	4,000	104,240
Ferguson PLC	105,000	14,786,100
Green Cross Co. Ltd.	6,500	47,425
Itochu Corp.	224,100	7,434,486
Mitani Shoji Co. Ltd.	2,308,400	22,733,882
Momentum Group Komponenter & Tjanster AB	450,000	3,685,989
Rush Enterprises, Inc. Class A	204,700	10,871,617
Totech Corp.	21,881	689,835
Univar Solutions, Inc. (a)	745,900	26,479,450
		108,118,137
TOTAL INDUSTRIALS		516,691,567
INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment, Instruments & Components - 5.6%
Advanced Energy Industries, Inc.	226,600	19,600,900
CDW Corp.	141,200	23,946,108
Daido Signal Co. Ltd.	341,800	1,099,762
Flex Ltd. (a)	575,200	11,831,864
Insight Enterprises, Inc. (a)	161,300	19,509,235
Jabil, Inc.	178,900	13,981,035
Kingboard Chemical Holdings Ltd.	1,955,000	5,987,640
Lacroix SA	86,428	2,952,285
Methode Electronics, Inc. Class A (b)	441,200	18,084,788
Redington (India) Ltd.	739,442	1,530,397
Riken Keiki Co. Ltd.	25,400	976,086
TD SYNNEX Corp.	212,150	18,889,836
Vontier Corp.	259,300	7,034,809
VSTECS Holdings Ltd.	5,327,600	3,060,677
		148,485,422
IT Services - 2.3%
Amdocs Ltd.	261,600	23,871,000
Cognizant Technology Solutions Corp. Class A	425,400	25,400,634
Enea AB (a)(b)	30,100	198,415
Societe Pour L'Informatique Industrielle SA	54,600	3,044,285
Sopra Steria Group	36,600	7,904,590
TDC Soft, Inc.	146,707	1,585,133
		62,004,057
Semiconductors & Semiconductor Equipment - 2.0%
Micron Technology, Inc.	240,000	15,446,400
MKS Instruments, Inc. (b)	206,500	17,319,155
Renesas Electronics Corp. (a)	1,019,200	13,282,672
Skyworks Solutions, Inc.	76,500	8,101,350
		54,149,577
Software - 0.1%
Cresco Ltd.	110,400	1,455,613
System Research Co. Ltd.	93,800	1,676,570
		3,132,183
Technology Hardware, Storage & Peripherals - 2.3%
Dell Technologies, Inc.	669,900	29,133,951
MCJ Co. Ltd.	366,800	2,536,945
Seagate Technology Holdings PLC (b)	508,500	29,884,545
		61,555,441
TOTAL INFORMATION TECHNOLOGY		329,326,680
MATERIALS - 6.2%
Chemicals - 4.6%
Axalta Coating Systems Ltd. (a)	480,000	15,153,600
C. Uyemura & Co. Ltd.	86,800	4,188,316
Chase Corp.	16,000	1,749,280
EcoGreen International Group Ltd. (a)(d)	1,000,000	193,639
Element Solutions, Inc.	611,400	11,096,910
Huntsman Corp.	622,500	16,676,775
LyondellBasell Industries NV Class A	330,400	31,259,144
Soulbrain Co. Ltd.	29,800	4,905,421
The Mosaic Co.	169,400	7,258,790
Tronox Holdings PLC	1,220,900	16,714,121
Valvoline, Inc.	420,300	14,521,365
		123,717,361
Construction Materials - 0.9%
Eagle Materials, Inc.	78,900	11,693,769
RHI Magnesita NV	139,500	3,962,156
Wienerberger AG	260,200	7,827,303
		23,483,228
Containers & Packaging - 0.7%
Mayr-Melnhof Karton AG	42,800	6,819,527
Packaging Corp. of America	86,700	11,727,042
		18,546,569
TOTAL MATERIALS		165,747,158
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	131,000	18,214,240
UTILITIES - 1.6%
Electric Utilities - 1.6%
PG&E Corp. (a)	2,545,400	43,551,794
TOTAL COMMON STOCKS (Cost $2,171,147,278)		2,562,260,554

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	33,412,568	33,419,251
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	124,764,445	124,776,922
TOTAL MONEY MARKET FUNDS (Cost $158,196,173)		158,196,173

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,329,343,451)	2,720,456,727
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(50,879,463)
NET ASSETS - 100.0%	2,669,577,264

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,317,299 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	883,316,699	3,354,890,424	4,204,787,872	11,283,262	-	-	33,419,251	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	102,127,498	913,197,259	890,547,835	174,430	-	-	124,776,922	0.4%
Total	985,444,197	4,268,087,683	5,095,335,707	11,457,692	-	-	158,196,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Chori Co. Ltd.	19,661,103	-	19,018,649	117,212	3,170,657	(3,813,111)	-
Fujimak Corp.	4,239,241	-	2,706,101	72,903	(888,392)	697,655	-
G-Tekt Corp.	25,874,675	-	26,066,784	308,704	(6,016,109)	6,208,218	-
Gendai Agency, Inc.	2,249,460	-	2,299,493	32,318	(2,939,971)	2,990,004	-
Gwangju Shinsegae Co. Ltd.	10,317,294	-	10,780,053	402,691	(8,346,540)	8,809,299	-
Jinro Distillers Co. Ltd.	7,066,028	-	2,699,284	92,051	(3,052,197)	1,433,444	-
MegaStudyEdu Co. Ltd.	46,771,477	-	38,935,330	-	21,708,199	(29,544,346)	-
Sansei Co. Ltd.	2,312,145	-	1,937,559	-	485,303	(859,889)	-
TBK Co. Ltd.	4,315,159	-	3,282,699	-	(6,161,684)	5,129,224	-
Zappallas, Inc.	1,764,867	-	1,678,926	-	(4,643,990)	4,558,049	-
Total	124,571,449	-	109,404,878	1,025,879	(6,684,726)	(4,391,451)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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